united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/18

Item 1. Reports to Stockholders.

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2018

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ladenburgfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). Ladenburg Thalmann Asset Management (“LTAM”) has been an asset manager since 1982 and has over 14 years of experience in managing ETF portfolios along with other strategies. We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Funds’ semiannual performance from July 1st, 2018 to December 31st, 2018.

2018 was expected to be a year of synchronized global growth and strong stock market returns but this did not come to fruition as headlines surrounding trade, a more hawkish Federal Reserve, the partial U.S. government shutdown, the partial yield curve inversion, and specific country risks outweighed the positive economic data in the United States.

Although there were a few economic data points that came in softer than prior readings (i.e. deceleration from Q2 to Q3 GDP growth), the data remains positive on an absolute basis. The economy stands on solid footing with the unemployment rate at 3.7%, inflation (CPI) under control at 2.2%, and third quarter GDP growth up 3.4%. The Federal Reserve raised short term rates by 25 basis points two times in the latter half of 2018, bringing the overall Fed Funds rate to a range of 2.25% to 2.5%. With concerns looming about global growth and the effect of fiscal stimulus such as tax reform fading, the Fed plans to take a more cautious approach in hiking rates with only two hikes forecasted in 2019.

Due to deteriorating investor sentiment, we saw sharp selloffs across major risk assets while safe haven assets outperformed. The S&P 500, the MSCI EAFE Index, the MSCI EM Index, and Bloomberg Barclays US Aggregate Bond Index returned -6.86%, -11.35%, -8.48%, and +1.65%, respectively. As a result, the top performing Ladenburg Fund over the trailing six-month period as of December 31st, 2018 was the Income Fund -2.34%, followed by the Income & Growth Fund -4.31%, Growth and Income Fund -6.93%, the Growth Fund -8.64%, and Aggressive Growth Fund -9.92%.

This year was a challenging environment for multi-asset class portfolios as most asset classes posted negative returns. Diversification simply did not work as global equities were down significantly. 2019 should be an interesting year as many of the risks that derailed markets in 2018, such as trade negotiations, tough decisions by the Fed, and global growth concerns remain in place; however, these headwinds appear to be largely priced in. As we look forward to 2019, we believe a recession is still not an issue but changing the portfolio as the economy potentially slows is critical to risk management.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund, you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc.” which is listed on the NYSE_American exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the year/period ended December 31, 2018, as compared to its benchmark:

				Average Annual
			Average Annual Return	Return Since
	Six Months	One Year	Three Year	Inception**
Ladenburg Income Fund Class A	(2.46)%	(3.84)%	2.48%	1.57%
Ladenburg Income Fund Class A with load of 5.00%	(7.30)%	(8.61)%	0.73%	0.02%
Ladenburg Income Fund Class C	(2.87)%	(4.57)%	1.78%	0.95%
Ladenburg Income Fund Class I	(2.34)%	(3.64)%	2.58%	1.66%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	11.00%
Barclays US Gov’t/Credit Index ****	1.51%	(0.42)%	2.19%	1.65%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.55%, 3.30% and 2.30% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2018	% of Net Assets
Exchange Traded Funds - Debt Funds	60.10%
Exchange Traded Funds - Equity Funds	23.93%
Mutual Funds	11.47%
Short-Term Investment	2.21%
Other Assets in Excess of Liabilities	2.29%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the year/period ended December 31, 2018, as compared to its benchmark:

				Average Annual
			Average Annual	Return Since
	Six Months	One Year	Return Three Year	Inception**
Ladenburg Income & Growth Fund Class A	(4.36)%	(5.26)%	2.88%	2.14%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(9.11)%	(9.98)%	1.13%	0.58%
Ladenburg Income & Growth Fund Class C	(4.88)%	(6.06)%	2.21%	1.55%
Ladenburg Income & Growth Fund Class I	(4.31)%	(5.04)%	3.22%	2.45%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	11.00%
Barclays US Gov’t/Credit Index ****	1.51%	(0.42)%	2.19%	1.65%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.73%, 2.48% and 1.49% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2018	% of Net Assets
Exchange Traded Funds - Debt Funds	46.75%
Exchange Traded Funds - Equity Funds	39.82%
Mutual Funds	12.10%
Short-Term Investment	1.34%
Other Assets and Liabilities	(0.01)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the year/period ended December 31, 2018, as compared to its benchmark:

				Average Annual
			Average Annual	Return Since
	Six Months	One Year	Return Three Year	Inception**
Ladenburg Growth & Income Fund Class A	(7.10)%	(7.49)%	3.54%	2.88%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(11.77)%	(12.11)%	1.79%	1.31%
Ladenburg Growth & Income Fund Class C	(7.47)%	(8.24)%	2.78%	2.14%
Ladenburg Growth & Income Fund Class I	(6.93)%	(7.27)%	3.67%	3.00%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	11.00%
Barclays US Gov’t/Credit Index ****	1.51%	(0.42)%	2.19%	1.65%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.47%, 2.22% and 1.22% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	60.99%
Exchange Traded Funds - Debt Funds	26.53%
Mutual Funds	10.51%
Short-Term Investment	1.88%
Other Assets in Excess of Liabilities	0.09%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the year/period ended December 31, 2018, as compared to its benchmark:

				Average Annual
			Average Annual	Return Since
	Six Months	One Year	Return Three Year	Inception**
Ladenburg Growth Fund Class A	(8.71)%	(8.56)%	4.34%	3.47%
Ladenburg Growth Fund Class A with load of 5.00%	(13.24)%	(13.11)%	2.57%	1.89%
Ladenburg Growth Fund Class C	(9.07)%	(9.22)%	3.57%	2.73%
Ladenburg Growth Fund Class I	(8.64)%	(8.33)%	4.46%	3.58%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	11.00%
Barclays US Gov’t/Credit Index ****	1.51%	(0.42)%	2.19%	1.65%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.58%, 2.33% and 1.33% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	76.36%
Exchange Traded Funds - Debt Funds	11.14%
Mutual Funds	10.44%
Short-Term Investment	1.77%
Other Assets in Excess of Liabilities	0.29%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2018

The Fund’s performance figures* for the year/period ended December 31, 2018, as compared to its benchmark:

				Average Annual
			Average Annual	Return Since
	Six Months	One Year	Return Three Year	Inception**
Ladenburg Aggressive Growth Fund Class A	(10.06)%	(9.64)%	6.02%	4.90%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(14.58)%	(14.14)%	4.22%	3.29%
Ladenburg Aggressive Growth Fund Class C	(10.33)%	(10.26)%	4.83%	3.81%
Ladenburg Aggressive Growth Fund Class I	(9.92)%	(9.42)%	5.70%	4.58%
S&P 500 Total Return Index ***	(6.85)%	(4.38)%	9.26%	11.00%
Barclays US Gov’t/Credit Index ****	1.51%	(0.42)%	2.19%	1.65%

*	The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.89%, 2.66% and 1.66% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 29, 2018 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of December 31, 2018	% of Net Assets
Exchange Traded Funds - Equity Funds	87.85%
Mutual Funds	6.35%
Exchange Traded Funds - Debt Funds	2.88%
Short-Term Investment	3.00%
Other Assets in Excess of Liabilities	(0.08)%
100.00%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value

	MUTUAL FUNDS - 11.5%
37,162	AllianzGI Structured Return Fund - Institutional Class	$574,517
21,054	JPMorgan Hedged Equity Fund - Institutional Class	399,608
	TOTAL MUTUAL FUNDS (Cost - $1,005,791)	974,125

	EXCHANGE TRADED FUNDS - 84.0%
	DEBT FUNDS - 60.1%
14,765	iShares Short-Term Corporate Bond ETF	762,464
37,875	SPDR Doubleline Total Return Tactical ETF	1,794,139
11,922	VanEck Vectors Fallen Angel High Yield Bond ETF	317,960
77	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,541
19,025	Vanguard Intermediate-Term Bond ETF	1,546,542
8,689	Vanguard Short-Term Bond ETF	682,695
		5,106,341
	EQUITY FUNDS - 23.9%
3,034	iShares Core MSCI Emerging Markets ETF	143,053
4,612	JPMorgan Diversified Return International Equity ETF	234,705
71	Schwab International Small-Cap Equity ETF	2,066
9,581	Schwab U.S. Large-Cap Growth ETF	660,418
10,772	Schwab U.S. Large-Cap Value ETF	530,952
2,314	Schwab US Small-Cap ETF	140,414
1,392	Vanguard Mid-Cap Growth ETF	166,609
1,628	Vanguard Mid-Cap Value ETF	155,083
		2,033,300
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,371,330)	7,139,641

	SHORT-TERM INVESTMENT - 2.2%
	MONEY MARKET FUND
188,090	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	188,090
	(Cost - $188,090)

	TOTAL INVESTMENTS - 97.7% (Cost - $8,565,211)	$8,301,856
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	194,213
	TOTAL NET ASSETS - 100.00%	$8,496,069

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value

	MUTUAL FUNDS - 12.1%
110,325	AllianzGI Structured Return Fund - Institutional Class	$1,705,624
90,514	JPMorgan Hedged Equity Fund - Institutional Class	1,717,965
	TOTAL MUTUAL FUNDS (Cost - $3,497,207)	3,423,589

	EXCHANGE TRADED FUNDS - 86.6%
	DEBT FUNDS - 46.8%
16,582	iShares 1-3 Year Credit Bond ETF	856,295
96,675	SPDR Doubleline Total Return Tactical ETF	4,579,495
39,075	VanEck Vectors Fallen Angel High Yield Bond ETF	1,042,130
938	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	30,954
41,646	Vanguard Intermediate-Term Bond ETF	3,385,403
42,506	Vanguard Short-Term Bond ETF	3,339,696
		13,233,973
	EQUITY FUNDS - 39.8%
12,956	iShares Core MSCI Emerging Markets ETF	610,875
20,157	JPMorgan Diversified Return International Equity ETF	1,025,790
568	Schwab International Small-Cap ETF	16,529
52,079	Schwab U.S. Large-Cap Growth ETF	3,589,805
64,380	Schwab U.S. Large-Cap Value ETF	3,173,290
16,200	Schwab US Small-Cap ETF	983,016
9,226	Vanguard Mid-Cap Growth ETF	1,104,260
8,048	Vanguard Mid-Cap Value ETF	766,653
		11,270,218
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $25,333,389)	24,504,191

	SHORT-TERM INVESTMENT - 1.3%
	MONEY MARKET FUND
381,692	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	381,692
	(Cost - $381,692)

	TOTAL INVESTMENTS - 100.0% (Cost - $29,212,288)	$28,309,472
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	(4,496)
	TOTAL NET ASSETS - 100.00%	$28,304,976

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value

	MUTUAL FUNDS - 10.5%
176,708	AllianzGI Structured Return Fund - Institutional Class	$2,731,910
329,619	JPMorgan Hedged Equity Fund - Institutional Class	6,256,169
	TOTAL MUTUAL FUNDS (Cost - $9,140,884)	8,988,079

	EXCHANGE TRADED FUNDS - 87.5%
	DEBT FUNDS - 26.5%
154,205	SPDR Doubleline Total Return Tactical ETF	7,304,691
121,648	VanEck Vectors Fallen Angel High Yield Bond ETF	3,244,352
1,248	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	41,184
79,118	Vanguard Intermediate-Term Bond ETF	6,431,502
72,140	Vanguard Short-Term Bond ETF	5,668,040
		22,689,769
	EQUITY FUNDS - 61.0%
44,482	iShares Core MSCI Emerging Markets ETF	2,097,326
87,893	JPMorgan Diversified Return International Equity ETF	4,472,875
1,184	Schwab International Small-Cap Equity ETF	54,824
231,417	Schwab U.S. Large-Cap Growth ETF	15,951,574
283,933	Schwab U.S. Large-Cap Value ETF	13,995,058
62,304	Schwab US Small-Cap ETF	3,780,607
52,648	Vanguard Mid-Cap Growth ETF	6,301,439
57,653	Vanguard Mid-Cap Value ETF	5,492,025
		52,145,728
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $78,791,571)	74,835,497

	SHORT-TERM INVESTMENT - 1.9%
	MONEY MARKET FUND
1,608,776	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	1,608,776
	(Cost - $1,608,776)

	TOTAL INVESTMENTS - 99.9% (Cost - $89,541,231)	$85,432,352
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	74,619
	TOTAL NET ASSETS - 100.00%	$85,506,971

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value

	MUTUAL FUNDS - 10.4%
82,411	AllianzGI Structured Return Fund - Institutional Class	$1,274,069
167,461	JPMorgan Hedged Equity Fund - Institutional Class	3,178,418
	TOTAL MUTUAL FUNDS - (Cost - $4,551,909)	4,452,487

	EXCHANGE TRADED FUNDS - 87.5%
	DEBT FUNDS - 11.1%
46,918	SPDR Doubleline Total Return Tactical ETF	2,222,506
60,433	VanEck Vectors Fallen Angel High Yield Bond ETF	1,611,748
11,273	Vanguard Intermediate-Term Bond ETF	916,382
		4,750,636
	EQUITY FUNDS - 76.4%
37,123	iShares Cores MSCI Emerging Markets ETF	1,750,349
52,401	JPMorgan Diversified Return International Equity ETF	2,666,687
2,319	Schwab International Small-Cap Equity ETF	67,483
136,112	Schwab U.S. Large-Cap Growth ETF	9,382,200
170,581	Schwab U.S. Large-Cap Value ETF	8,407,937
44,351	Schwab US Small-Cap ETF	2,691,219
36,920	Vanguard Mid-Cap Growth ETF	4,418,955
33,487	Vanguard Mid-Cap Value ETF	3,189,972
		32,574,802
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $39,991,087)	37,325,438

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND
754,711	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	754,711
	(Cost - $754,711)

	TOTAL INVESTMENTS - 99.7% (Cost - $45,297,707)	$42,532,636
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	124,093
	TOTAL NET ASSETS - 100.00%	$42,656,729

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018

Shares		Value

	MUTUAL FUNDS - 6.4%
25,108	AllianzGI Structured Return Fund - Institutional Class	$388,164
43,672	JPMorgan Hedged Equity Fund - Institutional Class	828,905
	TOTAL MUTUAL FUNDS - (Cost - $1,257,582)	1,217,069

	EXCHANGE TRADED FUNDS - 90.7%
	DEBT FUNDS - 2.9%
20,700	VanEck Vectors Fallen Angel High Yield Bond ETF	552,069

	EQUITY FUNDS - 87.8%
18,757	FlexShares Morningstar Emerging Markets Factor Tilt Index	884,393
23,544	JPMorgan Diversified Return International Equity ETF	1,198,154
1,519	Schwab International Small-Cap Equity ETF	44,203
70,523	Schwab U.S. Large-Cap Growth ETF	4,861,151
82,120	Schwab U.S. Large-Cap Value ETF	4,047,695
26,153	Schwab US Small-Cap ETF	1,586,964
20,000	Vanguard Mid-Cap Growth ETF	2,393,800
19,125	Vanguard Mid-Cap Value ETF	1,821,847
		16,838,207
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $19,003,135)	17,390,276

	SHORT-TERM INVESTMENT - 3.0%
	MONEY MARKET FUND
574,459	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.34% +	574,459
	(Cost - $574,459)

	TOTAL INVESTMENTS - 100.1% (Cost - $20,835,176)	$19,181,804
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,444)
	TOTAL NET ASSETS - 100.00%	$19,169,360

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2018

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$8,565,211	$29,212,288	$89,541,231	$45,297,707	$20,835,176
Investments in Securities at Value	$8,301,856	$28,309,472	$85,432,352	$42,532,636	$19,181,804
Cash	3,430	—	—	5,015	681
Due from Advisor	15,119	—	—	—	976
Receivable for Fund Shares Sold	183,517	141,897	141,532	108,422	19,525
Dividends and Interest Receivable	3,939	16,124	62,448	35,096	16,960
Prepaid Expenses and Other Assets	13,386	11,363	21,920	24,411	17,595
Total Assets	8,521,247	28,478,856	85,658,252	42,705,580	19,237,541

Liabilities:
Redemptions Payable	—	7,809	21,011	23,109	48,234
Due to Bank	—	144,229	51,060	—	—
Payable to Related Parties	1,175	402	23,456	1,210	1,010
Accrued Advisory Fees	—	1,158	7,819	6,866	—
Accrued Distribution Fees	3,193	1,102	10,864	2,527	1,485
Accrued Expenses and Other Liabilities	20,810	19,180	37,071	15,139	17,452
Total Liabilities	25,178	173,880	151,281	48,851	68,181

Net Assets	$8,496,069	$28,304,976	$85,506,971	$42,656,729	$19,169,360

Composition of Net Assets:
At December 31, 2018, Net Assets consisted of:
Paid-in-Capital	$8,796,138	$29,449,356	$89,652,866	$45,421,358	$20,824,585
Accumulated Earnings (Loss)	(300,069)	(1,144,380)	(4,145,895)	(2,764,629)	(1,655,225)
Net Assets	$8,496,069	$28,304,976	$85,506,971	$42,656,729	$19,169,360

Class A Net Assets	$923,872	$1,601,656	$1,437,088	$641,631	$73,185
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	90,971	155,111	135,725	58,955	6,395
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.16	$10.33	$10.59	$10.88	$11.44
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.69	$10.87	$11.15	$11.45	$12.04

Class C Net Assets	$177,573	$13,509	$318,941	$167,214	$154,035
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	17,601	1,316	30,520	15,501	13,793
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.09	$10.27	$10.45	$10.79	$11.17

Class I Net Assets	$7,394,624	$26,689,811	$83,750,942	$41,847,884	$18,942,140
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	729,498	2,570,952	7,894,994	3,852,148	1,680,112
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.14	$10.38	$10.61	$10.86	$11.27

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2018

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$133,297	$428,873	$1,149,371	$530,561	$222,699
Interest Income	1,749	3,336	10,707	6,006	4,822
Total Investment Income	135,046	432,209	1,160,078	536,567	227,521

Expenses:
Investment Advisory Fees	20,055	69,617	213,124	104,665	48,103
Distribution Fees - Class A	1,327	2,017	1,793	848	102
Distribution Fees - Class C	1,242	163	1,907	921	809
Registration & Filing Fees	15,780	16,412	26,000	17,247	14,866
Trustees’ Fees	5,683	5,710	6,207	5,683	6,045
Administration Fees	5,234	16,266	48,453	23,123	10,635
Legal Fees	4,659	3,506	7,935	5,721	4,462
Audit Fees	3,736	7,418	21,358	10,527	5,957
Third Party Administrative Servicing Fees	3,295	12,710	40,291	18,388	8,139
Custody Fees	2,535	2,532	3,987	2,519	2,521
Transfer Agent Fees	1,626	6,069	16,676	8,161	3,495
Printing Expense	1,173	2,725	5,762	2,793	1,839
Chief Compliance Officer Fees	1,037	3,410	10,347	4,762	2,170
Insurance Expense	79	269	414	374	171
Miscellaneous Expenses	1,835	2,177	3,844	2,353	1,873
Total Expenses	69,296	151,001	408,098	208,085	111,187
Less: Expenses Waived/Reimbursed by the Adviser	(34,434)	(44,348)	(84,532)	(49,179)	(38,058)
Net Expenses	34,862	106,653	323,566	158,906	73,129
Net Investment Income	100,184	325,556	836,512	377,661	154,392

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(51,453)	(229,399)	(572,347)	(92,556)	(77,853)

Net Change in Unrealized Depreciation on Investments	(251,321)	(1,379,115)	(6,751,543)	(4,390,746)	(2,258,045)
Net Realized and Unrealized Loss on Investments	(302,774)	(1,608,514)	(7,323,890)	(4,483,302)	(2,335,898)

Net Decrease in Net Assets Resulting From Operations	$(202,590)	$(1,282,958)	$(6,487,378)	$(4,105,641)	$(2,181,506)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Operations:	(Unaudited)
Net Investment Income	$100,184	$118,739
Net Realized Loss (Gain) on Investments	(51,453)	27,864
Capital Gain Distributions from Other Investment Companies	—	2,039
Net Change in Unrealized Depreciation on Investments	(251,321)	(64,344)
Net Increase (Decrease) in Net Assets Resulting From Operations	(202,590)	84,298

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(10,931)	—
Class C	(1,466)	—
Class I	(83,498)	—
Net investment income
Class A	—	(13,890)
Class C	—	(3,351)
Class I	—	(108,825)
Net realized gains
Class A	—	(2,003)
Class C	—	(766)
Class I	—	(15,551)
Total Distributions to Shareholders	(95,895)	(144,386)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	235,079	317,164
Distributions Reinvested	10,611	15,275
Payment for Shares Redeemed	(308,497)	(292,490)
Class C
Proceeds from Shares Issued	—	17,400
Distributions Reinvested	656	2,302
Class I
Proceeds from Shares Issued	2,992,797	4,029,376
Distributions Reinvested	77,684	117,366
Payment for Shares Redeemed	(1,707,054)	(1,126,502)
Total Capital Share Transactions	1,212,875	3,079,891

Total Increase in Net Assets	914,390	3,019,803

Net Assets:
Beginning of Period	7,581,679	4,561,876
End of Period **
	$8,496,069	$7,581,679

Share Activity
Class A
Shares Sold	22,286	29,960
Shares Reinvested	1,030	1,432
Shares Redeemed	(29,552)	(27,381)
Net Decrease (Increase) in Shares of beneficial interest outstanding	(6,236)	4,011

Class C
Shares Sold	—	1,619
Shares Reinvested	64	217
Shares Redeemed	(8,541)	—
Net Decrease (Increase) in Shares of beneficial interest outstanding	(8,477)	1,836

Class I
Shares Sold	287,443	378,442
Shares Reinvested	7,560	11,019
Shares Redeemed	(163,218)	(105,760)
Net Increase in Shares of beneficial interest outstanding	131,785	283,701

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Period includes distributions in excess of net investment income of $0 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Operations:	(Unaudited)
Net Investment Income	$325,556	$328,231
Net Realized Loss (Gain) on Investments	(229,399)	63,254
Capital Gain Distributions from Other Investment Companies	—	4,075
Net Change in Unrealized Depreciation (Appreciation) on Investments	(1,379,115)	127,716
Net Decrease (Increase) in Net Assets Resulting From Operations	(1,282,958)	523,276

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(15,980)	—
Class C	(78)	—
Class I	(295,274)	—
Net investment income
Class A	—	(18,756)
Class C	—	(654)
Class I	—	(313,166)
Net realized gains
Class A	—	(5,502)
Class C	—	(305)
Class I	—	(84,357)
Total Distributions to Shareholders	(311,332)	(422,740)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	363,381	431,706
Distributions Reinvested	13,488	20,829
Payment for Shares Redeemed	(161,178)	(160,751)
Class C
Proceeds from Shares Issued	—	30,000
Distributions Reinvested	78	959
Class I
Proceeds from Shares Issued	6,995,067	17,284,925
Distributions Reinvested	268,918	362,244
Payment for Shares Redeemed	(3,300,218)	(3,523,955)
Total Capital Share Transactions	4,131,857	14,445,957

Total Increase in Net Assets	2,537,567	14,546,493

Net Assets:
Beginning of Period	25,767,409	11,220,916
End of Period **
	$28,304,976	$25,767,409

Share Activity
Class A
Shares Sold	32,981	39,345
Shares Reinvested	1,291	1,896
Shares Redeemed	(14,663)	(14,571)
Net Increase in Shares of beneficial interest outstanding	19,609	26,670

Class C
Shares Sold	—	2,778
Shares Reinvested	8	88
Shares Redeemed	(4,305)	—
Net Decrease (Increase) in Shares of beneficial interest outstanding	(4,297)	2,866

Class I
Shares Sold	638,649	1,566,386
Shares Reinvested	25,551	32,819
Shares Redeemed	(302,695)	(318,448)
Net Increase in Shares of beneficial interest outstanding	361,505	1,280,757

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Period includes distributions in excess of net investment income of $0 as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Operations:	(Unaudited)
Net Investment Income	$836,512	$979,172
Net Realized Loss (Gain) on Investments	(572,347)	869,084
Capital Gain Distributions from Other Investment Companies	—	11,701
Net Change in Unrealized Depreciation (Appreciation) on Investments	(6,751,543)	1,291,682
Net Decrease (Increase) in Net Assets Resulting From Operations	(6,487,378)	3,151,639

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(13,685)	—
Class C	(2,697)	—
Class I	(855,855)	—
Net investment income
Class A	—	(22,911)
Class C	—	(5,941)
Class I	—	(971,645)
Net realized gains
Class A	—	(6,534)
Class C	—	(2,294)
Class I	—	(273,830)
Total Distributions to Shareholders	(872,237)	(1,283,155)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	269,097	357,220
Distributions Reinvested	12,971	26,471
Payment for Shares Redeemed	(110,395)	(374,801)
Class C
Proceeds from Shares Issued	5,800	42,980
Distributions Reinvested	2,615	8,052
Payment for Shares Redeemed	(156,928)	(23,259)
Class I
Proceeds from Shares Issued	23,525,140	39,051,242
Distributions Reinvested	752,788	1,131,950
Payment for Shares Redeemed	(7,611,704)	(7,276,845)
Total Capital Share Transactions	16,689,384	32,943,010

Total Increase in Net Assets	9,329,769	34,811,494

Net Assets:
Beginning of Period	76,177,202	41,365,708
End of Period **
	$85,506,971	$76,177,202

Share Activity
Class A
Shares Sold	23,700	30,891
Shares Reinvested	1214	2,302
Shares Redeemed	(9,510)	(33,008)
Net Increase in Shares of beneficial interest outstanding	15,404	185

Class C
Shares Sold	544	3755
Shares Reinvested	250	705
Shares Redeemed	(13,482)	(2,049)
Net Decrease (Increase) in Shares of beneficial interest outstanding	(12,688)	2,411

Class I
Shares Sold	2,053,154	3,392,923
Shares Reinvested	69,873	98,180
Shares Redeemed	(674,902)	(629,413)
Net Increase in Shares of beneficial interest outstanding	1,448,125	2,861,690

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Period includes distributions in excess of net investment income of $0 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Operations:	(Unaudited)
Net Investment Income	$377,661	$367,647
Net Realized Loss (Gain) on Investments	(92,556)	249,462
Capital Gain Distributions from Other Investment Companies	—	3,473
Net Change in Unrealized Depreciation (Appreciation) on Investments	(4,390,746)	938,281
Net Decrease (Increase) in Net Assets Resulting From Operations	(4,105,641)	1,558,863

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(6,832)	—
Class C	(467)	—
Class I	(545,950)	—
Net investment income
Class A	—	(5,684)
Class C	—	(1,208)
Class I	—	(255,034)
Net realized gains
Class A	—	(2,284)
Class C	—	(719)
Class I	—	(93,414)
Total Distributions to Shareholders	(553,249)	(358,343)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	137,406	420,503
Distributions Reinvested	6,746	7,962
Payments for Shares Redeemed	(8,321)	(189,403)
Class C
Proceeds from Shares Issued	—	78,682
Distributions Reinvested	431	1,593
Payments for Shares Redeemed	—	(46,689)
Class I
Proceeds from Shares Issued	13,795,340	23,030,889
Distributions Reinvested	500,976	318,914
Payments for Shares Redeemed	(2,649,413)	(3,233,261)
Total Capital Share Transactions	11,783,165	20,389,190

Total Increase in Net Assets	7,124,275	21,589,710

Net Assets:
Beginning of Period	35,532,454	13,942,744
End of Period **
	$42,656,729	$35,532,454

Share Activity
Class A
Shares Sold	11,179	35,426
Shares Reinvested	638	663
Shares Redeemed	(679)	(15,599)
Net Increase in Shares of beneficial interest outstanding	11,138	20,490

Class C
Shares Sold	—	6,555
Shares Reinvested	42	134
Shares Redeemed	—	(3,897)
Net Increase in Shares of beneficial interest outstanding	42	2,792

Class I
Shares Sold	1,145,040	1,934,684
Shares Reinvested	47,486	27
Shares Redeemed	(226,214)	(273,389)
Net Increase in Shares of beneficial interest outstanding	966,312	1,661,322

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Period includes distributions in excess of net investment income of $74,828 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2018	June 30, 2018
Operations:	(Unaudited)
Net Investment Income	$154,392	$144,579
Net Realized Loss (Gain) on Investments	(77,853)	155,781
Capital Gain Distributions from Other Investment Companies	—	1,046
Net Change in Unrealized Depreciation (Appreciation) on Investments	(2,258,045)	517,271
Net Decrease (Increase) in Net Assets Resulting From Operations	(2,181,506)	818,677

Distributions to Shareholders From:
Total Distributions Paid *
Class A	(663)	—
Class C	(871)	—
Class I	(227,121)	—
Net investment income
Class A	—	(944.00)
Class C	—	(513.00)
Class I	—	(121,503.00)
Net realized gains
Class A	—	(467.00)
Class C	—	(834.00)
Class I	—	(53,010.00)
Total Distributions to Shareholders	(228,655)	(177,271)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	—	42,516
Distributions Reinvested	663	1,410
Payment for Shares Redeemed	—	(20,245)
Class C
Proceeds from Shares Issued	20,961	339
Distributions Reinvested .	872	1,347
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	6,391,401	8,840,704
Distributions Reinvested	217,924	172,404
Payment for Shares Redeemed	(1,174,486)	(1,220,207)
Total Capital Share Transactions	5,457,335	7,818,268

Total Increase in Net Assets	3,047,174	8,459,674

Net Assets:
Beginning of Period	16,122,186	7,662,512
End of Period **
	$19,169,360	$16,122,186

Share Activity
Class A
Shares Sold	—	3,366
Shares Reinvested	60	111
Shares Redeemed	—	(1,593)
	60	1,884

Class C
Shares Sold	1,609	29
Shares Reinvested	81	108
Shares Redeemed	—	—
	1,690	137

Class I
Shares Sold	501,707	700,987
Shares Reinvested	19,975	13,705
Shares Redeemed	(95,433)	(97,514)
	426,249	617,178

*	Distributions from net investment income and net realized capital gains are combined for the period ended December 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets: End of Period includes distributions in excess of net investment income of $44,675 as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.53		$10.59	$10.19		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.12		0.17	0.14		0.09
Net gain (loss) from securities (both realized and unrealized)	(0.38)		(0.01)	0.32		0.10
Total from operations	(0.26)		0.16	0.46		0.19

Distributions to shareholders from
Net investment income	(0.10)		(0.19)	(0.06)		—
Realized Loss	(0.01)		(0.03)	—		—
Total distributions	(0.11)		(0.22)	(0.06)		—

Net Asset Value, End of Period	$10.16		$10.53	$10.59		$10.19

Total Return (b)	(2.46	)% (e)	1.46%	4.50%		1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$924		$1,024	$987		$133
Ratio of expenses to average net assets,
before reimbursement (d)	1.88	% (c)	2.26%	5.84%		88.37	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%		1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	2.25	% (c)	1.63%	1.31%		1.04	% (c)
Portfolio turnover rate	26.83	% (e)	27.38%	2.91%		44.11	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.46		$10.54	$10.17		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.07		0.10	0.06		(0.02)
Net gain (loss) from securities (both realized and unrealized)	(0.37)		(0.02)	0.32		0.19
Total from operations	(0.30)		0.08	0.38		0.17

Distributions to shareholders from
Net investment income	(0.06)		(0.13)	(0.01)		—
Realized Loss	(0.01)		(0.03)	—		—
Total distributions	(0.07)		(0.16)	(0.01)		—

Net Asset Value, End of Period	$10.09		$10.46	$10.54		$10.17

Total Return (b)	(2.87	)% (e)	0.74%	3.71	% (f)	1.70	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$178		$273	$256		$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.82	% (c)	3.01%	8.13%		89.12	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%		2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.39	% (c)	0.93%	0.63%		(0.18	)% (c)
Portfolio turnover rate	26.83	% (e)	27.38%	2.91%		44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.51		$10.57	$10.19		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.14		0.20	0.16		0.12
Net gain (loss) from securities (both realized and unrealized)	(0.39)		(0.02)	0.29		0.07
Total from operations	(0.25)		(0.19)	0.45		0.19

Distributions to shareholders from
Net investment income	(0.11)		(0.21)	(0.07)		—
Realized Loss	(0.01)		(0.03)	—		—
Total distributions	(0.12)		(0.24)	(0.07)		—

Net Asset Value, End of Period	$10.14		$10.51	$10.57		$10.19

Total Return (b)	(2.34	)% (e)	1.67%	4.45	% (f)	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,395		$6,285	$3,319		$4
Ratio of expenses to average net assets,
before reimbursement (d)	1.65	% (c)	2.01%	4.06%		88.12	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	0.75%		1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	2.64	% (c)	1.91%	1.52%		1.40	% (c)
Portfolio turnover rate	26.83	% (e)	27.38%	2.91%		44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.91		$10.74	$10.06		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.11		0.16	0.13		0.04
Net gain (loss) from securities (both realized and unrealized)	(0.58)		0.24	0.64		0.02
Total from operations	(0.47)		0.40	0.77		0.06

Distributions to shareholders from:
Net investment income	(0.11)		(0.17)	(0.09)		—
Realized gains	—		(0.06)	—		—
Total distributions	(0.11)		(0.23)	(0.09)		—

Net Asset Value, End of Period	$10.33		$10.91	$10.74		$10.06

Total Return (b)	(4.36	)% (e)	3.68%	7.62	% (f)	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,602		$1,478	$1,169		$759
Ratio of expenses to average net assets,
before reimbursement (d)	1.73	% (c)	1.46%	4.38%		26.54	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%		1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	2.70	% (c)	1.50%	1.23%		0.47	% (c)
Portfolio turnover rate	14.76	% (e)	23.87%	3.85%		67.12	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)
Net Asset Value, Beginning of Period	$10.85		$10.71	$10.06		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.03		0.10	0.05		0.16
Net gain (loss) from securities (both realized and unrealized)	(0.55)		0.22	0.65		(0.10)
Total from operations	(0.52)		0.32	0.70		0.06

Distributions to shareholders from:
Net investment income	(0.06)		(0.12)	(0.05)		—
Realized Loss	—		(0.06)	—		—
Total distributions	(0.06)		(0.18)	(0.05)		—

Net Asset Value, End of Period	$10.27		$10.85	$10.71		$10.06

Total Return (b)	(4.88	)% (e)	2.91%	6.92	% (f)	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14		$61	$29		$13
Ratio of expenses to average net assets,
before reimbursement (d)	2.21	% (c)	2.21%	4.90%		27.29	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%		2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	0.30	% (c)	0.87%	0.44%		1.84	% (c)
Portfolio turnover rate	14.76	% (e)	23.87%	3.85%		67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$10.97		$10.79	$10.06		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.13		0.20	0.16		0.09
Net gain (loss) from securities (both realized and unrealized)	(0.67)		0.23	0.68		(0.03)
Total from operations	(0.54)		0.43	0.84		0.06

Distributions to shareholders from:
Net investment income	(0.05)		(0.19)	(0.11)		—
Realized gains	—		(0.06)	—		—
Total distributions	(0.05)		(0.25)	(0.11)		—

Net Asset Value, End of Period	$10.38		$10.97	$10.79		$10.06

Total Return (b)	(4.31	)% (e)	3.97%	8.34	% (f)	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$26,690		$24,229	$10,022		$70
Ratio of expenses to average net assets,
before reimbursement (d)	1.07	% (c)	1.22%	2.38%		26.29	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	0.75%		1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	2.36	% (c)	1.80%	1.51%		1.01	% (c)
Portfolio turnover rate	14.76	% (e)	23.87%	3.85%		67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.51		$11.06	$10.05		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.10		0.16	0.12		0.03
Net gain (loss) from securities (both realized and unrealized)	(0.92)		0.55	0.96		0.02
Total from operations	(0.82)		0.71	1.08		0.05

Distributions to shareholders from
Net investment income	(0.03)		(0.20)	(0.07)		—
Realized gains	(0.07)		(0.06)	—		—
Total distributions	(0.10)		(0.26)	(0.07)		—

Net Asset Value, End of Period	$10.59		$11.51	$11.06		$10.05

Total Return (b)	(7.10	)% (e)	6.39%	10.74%		0.50	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,437		$1,385	$1,329		$536
Ratio of expenses to average net assets,
before reimbursement (d)	1.21	% (c)	1.24%	2.88%		19.78	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%		1.75	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.71	% (c)	1.40%	1.13%		0.40	% (c)
Portfolio turnover rate	19.20	% (e)	25.45%	2.89%		89.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.39		$10.98	$10.00		$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.04		0.07	0.03		(0.03)
Net gain (loss) from securities (both realized and unrealized)	(0.89)		0.54	0.96		0.03
Total from operations	(0.85)		0.61	0.99		—

Distributions to shareholders from
Net investment income	(0.02)		(0.14)	(0.01)		—
Realized loss	(0.07)		(0.06)	—		—
Total distributions	(0.09)		(0.20)	(0.01)		—

Net Asset Value, End of Period	$10.45		$11.39	$10.98		$10.00

Total Return (b)	(7.47	)% (e)	5.57%	9.91	% (f)	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$319		$492	$448		$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.96	% (c)	1.99%	4.16%		20.53	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%		2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.72	% (c)	0.66%	0.29%		(0.39	)% (c)
Portfolio turnover rate	19.20	% (e)	25.45%	2.89%		89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017		June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.53		$11.04	$10.06		$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.11		0.19	0.16		(0.02)
Net gain (loss) from securities (both realized and unrealized)	(0.92)		0.55	0.91		0.08
Total from operations	(0.81)		0.74	1.07		0.06

Distributions to shareholders from
Net investment income	(0.04)		(0.19)	(0.09)		—
Realized gains	(0.07)		(0.06)	—		—
Total distributions	(0.11)		(0.25)	(0.09)		—

Net Asset Value, End of Period	$10.61		$11.53	$11.04		$10.06

Total Return (b)	(6.93	)% (e)	6.71%	10.62	% (f)	0.60	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$83,751		$74,300	$39,589		$669
Ratio of expenses to average net assets,
before reimbursement (d)	1.38	% (c)	0.99%	1.76%		19.53	% (c)
net of reimbursement (d)	1.09	% (c)	0.75%	0.75%		1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	2.87	% (c)	1.68%	1.50%		(0.18	)% (c)
Portfolio turnover rate	19.20	% (e)	25.45%	2.89%		89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.05		$11.29	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.09		0.15	0.11	0.03
Net gain (loss) from securities (both realized and unrealized)	(1.14)		0.79	1.23	(0.03	) (f)
Total from operations	(1.05)		0.94	1.34	0.00

Distributions to shareholders from
Net investment income	(0.09)		(0.13)	(0.05)	—
Realized gains	(0.03)		(0.05)	—	—
Total distributions	(0.12)		(0.18)	(0.05)	—

Net Asset Value, End of Period	$10.88		$12.05	$11.29	$10.00

Total Return (b)	(8.71	)% (e)	8.29%	13.41%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$642		$576	$308	$163
Ratio of expenses to average net assets,
before reimbursement (d)	1.34	% (c)	1.35%	3.53%	46.16	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.75	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.49	% (c)	1.27%	1.04%	0.31	% (c)
Portfolio turnover rate	16.43	% (e)	16.46%	1.78%	70.86	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.90		$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.04		0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	(1.12)		0.78	1.23	(0.03	) (f)
Total from operations	(1.08)		0.84	1.25	(0.06)

Distributions to shareholders from
Net investment income	—		(0.08)	—	—
Realized gains	(0.03)		(0.05)	—	—
Total distributions	(0.03)		(0.13)	—	—

Net Asset Value, End of Period	$10.79		$11.90	$11.19	$9.94

Total Return (b)	(9.07	)% (e)	7.55%	12.58%	(0.60	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$167		$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	2.08	% (c)	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	0.67	% (c)	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	16.43	% (e)	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.05		$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.11		0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	(1.16)		0.80	1.18	(0.06	) (f)
Total from operations	(1.05)		0.98	1.33	0.00

Distributions to shareholders from
Net investment income	(0.11)		(0.14)	(0.07)	—
Realized gains	(0.03)		(0.05)	—	—
Total distributions	(0.14)		(0.19)	(0.07)	—

Net Asset Value, End of Period	$10.86		$12.05	$11.26	$10.00

Total Return (b)	(8.64	)% (e)	8.70%	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$41,848		$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	0.98	% (c)	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.81	% (c)	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	16.43	% (e)	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.84		$11.90	$10.14	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.08		0.14	0.11	0.04
Net gain (loss) from securities (both realized and unrealized)	(1.38)		1.01	1.65	0.10
Total from operations	(1.30)		1.15	1.76	0.14

Distributions to shareholders from
Net investment income	(0.04)		(0.14)	—	—
Realized gains	(0.06)		(0.07)	—	—
Total distributions	(0.10)		(0.21)	—	—

Net Asset Value, End of Period	$11.44		$12.84	$11.90	$10.14

Total Return (b)	(10.06	)% (e)	9.68%	17.36%	1.40	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$73		$81	$53	$22
Ratio of expenses to average net assets,
before reimbursement (d)	1.53	% (c)	1.71%	9.40%	51.22	% (c)
net of reimbursement (d)	1.00	% (c)	1.00%	1.00%	1.75	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	1.23	% (c)	1.12%	1.01%	0.43	% (c)
Portfolio turnover rate	16.43	% (e)	17.45%	6.24%	79.72	% (e)

	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.53		$11.61	$10.08	$10.00
Gain From Operations:
Net investment income (a)	0.03		0.04	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	(1.33)		0.99	1.51	0.11
Total from operations	(1.30)		1.03	1.53	0.08

Distributions to shareholders from
Net investment income	—		(0.04)	—	—
Realized gains	(0.06)		(0.07)	—	—
Total distributions	(0.06)		(0.11)	—	—

Net Asset Value, End of Period	$11.17		$12.53	$11.61	$10.08

Total Return (b)	(10.33	)% (e)	8.89%	15.18%	0.80	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$154		$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	2.29	% (c)	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.75	% (c)	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(f)	0.53	% (c)	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	16.43	% (e)	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2018		June 30, 2018	June 30, 2017	June 30, 2016*
	(Unaudited)

Net Asset Value, Beginning of Period	$12.67		$11.73	$10.11	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.10		0.17	0.24	0.05
Net gain (loss) from securities (both realized and unrealized)	(1.37)		1.00	1.38	0.06
Total from operations	(1.27)		1.17	1.62	0.11

Distributions to shareholders from
Net investment income	(0.07)		(0.16)	—	—
Realized gains	(0.06)		(0.07)	—	—
Total distributions	(0.13)		(0.23)	—	—

Net Asset Value, End of Period	$11.27		$12.67	$11.73	$10.11

Total Return (b)	(9.92	)% (e)	9.98%	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$18,942		15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.15	% (c)	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.75	% (c)	0.75%	0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	1.61	% (c)	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	16.43	% (e)	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2018

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$974,125	$—	$—	$974,125
Exchange Traded Funds	7,139,641	—	—	7,139,641
Short-Term Investment	188,090	—	—	188,090
Total	$8,301,856	$—	$—	$8,301,856

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,423,589	$—	$—	$3,423,589
Exchange Traded Funds	24,504,191	—	—	24,504,191
Short-Term Investment	381,692	—	—	381,692
Total	$28,309,472	$—	$—	$28,309,472

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,988,079	$—	$—	$8,988,079
Exchange Traded Funds	74,835,497	—	—	74,835,497
Short-Term Investment	1,608,776	—	—	1,608,776
Total	$85,432,352	$—	$—	$85,432,352

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,452,487	$—	$—	$4,452,487
Exchange Traded Funds	37,325,438	—	—	37,325,438
Short-Term Investment	754,711	—	—	754,711
Total	$42,532,636	$—	$—	$42,532,636

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,217,069	$—	$—	$1,217,069
Exchange Traded Funds	17,390,276	—	—	17,390,276
Short-Term Investment	574,459	—	—	574,459
Total	$19,181,804	$—	$—	$19,181,804

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2016 - June 30, 2018 or expected to be taken in the Funds’ June 30, 2019 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$3,032,190	$1,997,430
Ladenburg Income & Growth Fund	8,121,559	4,043,227
Ladenburg Growth & Income Fund	31,930,893	16,013,772
Ladenburg Growth Fund	17,921,424	6,718,677
Ladenburg Aggressive Growth Fund	8,907,126	3,523,027

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Until recently, Dr. Phillip Frost, together with two entities controlled by him, owned over 35% of the outstanding securities of Ladenburg Thalmann Financial Services, Inc. (“LTFS”), the parent company of LTAM. On approximately December 24, 2018, a series of transactions reduced his direct and indirect ownership of LTFS to less than 5% of the outstanding voting securities (the “Transaction”). Under the 1940 Act, the Transaction may have resulted in the assignment and automatic termination of the Advisory Agreement. See Note 10 for more information. Pursuant to an advisory agreement and an interim advisory agreement between the Trust, on behalf of each Fund, and LTAM (together the “Advisory Agreement”), investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2018, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$20,055
Ladenburg Income & Growth Fund	69,617
Ladenburg Growth & Income Fund	213,124
Ladenburg Growth	104,665
Ladenburg Aggressive Growth Fund	48,103

The Funds’ Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2019, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the Advisor) of each Fund does not exceed 1.00%, 1.75% and 0.75% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2018, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$34,434
Ladenburg Income & Growth Fund	44,348
Ladenburg Growth & Income Fund	84,532
Ladenburg Growth Fund	49,179
Ladenburg Aggressive Growth Fund	38,058

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

During the six months ended December 31, 2018, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2019	June 30, 2020	June 30, 2021
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$48,610	$69,109	$81,601	$199,320
Ladenburg Income & Growth Fund	70,899	109,842	86,324	267,065
Ladenburg Growth & Income Fund	95,038	173,575	140,516	409,129
Ladenburg Growth Fund	56,571	95,255	83,388	235,214
Ladenburg Aggressive Growth Fund	50,363	61,270	78,399	190,032

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to

1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2018, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$2,569
Ladenburg Income & Growth Fund	2,180
Ladenburg Growth & Income Fund	3,700
Ladenburg Growth Fund	1,769
Ladenburg Aggressive Growth Fund	911

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2018, the Distributor received $9,821, $15,819, $13,511, $7,094, and $210 for Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income, Ladenburg Income & Growth, Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund $1,601, $2,292, $2,070, $1,073, and $0 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, Ladenburg Thalmann & Co, Inc., an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2018.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2018, National Financial Services held 80.41%, 82.48%, 82.07%, 81.39% and 56.62% of the Ladenburg Income, Ladenburg Income & Growth,

Ladenburg Growth & Income, Ladenburg Growth, and Ladenburg Aggressive Growth Fund, respectively, and TD Ameritrade, Inc. held 32.13% of the Ladenburg Aggressive Growth Fund and may be deemed to control the Fund.

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Aggressive Growth Fund currently invests a significant portion of its assets in the Schwab U.S. Large-Cap Growth ETF. The Fund may redeem their investment from the Schwab U.S. Large-Cap Growth ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Schwab U.S. Large-Cap Growth ETF. The financial statements of the Schwab U.S. Large-Cap Growth ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Fund’s financial statements. As of December 31, 2018, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in Schwab U.S. Large-Cap Growth ETF was 25.36%.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$8,565,697	$10,161	$(274,002)	$(263,841)
Ladenburg Income & Growth Fund	29,212,318	37,181	(940,027)	(902,846)
Ladenburg Growth & Income Fund	89,541,234	158,078	(4,266,960)	(4,108,882)
Ladenburg Growth Fund	45,297,707	1,096	(2,766,167)	(2,765,071)
Ladenburg Aggressive Growth Fund	20,835,182	—	(1,653,378)	(1,653,378)

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2018 and June 30, 2017 was as follows:

	For the year ended June 30, 2018:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$123,641	$20,745	$—	$144,386
Ladenburg Income & Growth Fund	373,212	46,528	3,000	422,740
Ladenburg Growth & Income Fund	998,776	284,379	—	1,283,155
Ladenburg Growth Fund	317,021	41,322	—	358,343
Ladenburg Aggressive Growth Fund	157,657	19,614	—	177,271

	For the year ended June 30, 2017:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$19,005	$—	$—	$19,005
Ladenburg Income & Growth Fund	83,369	—	4,465	87,834
Ladenburg Growth & Income Fund	222,259	—	—	222,259
Ladenburg Growth Fund	82,558	—	—	82,558
Ladenburg Aggressive Growth Fund	—	—	—	—

As of June 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Ladenburg Income Fund	$—	10,936	$—	$(12,520)	$(1,584)
Ladenburg Income & Growth Fund	—	—	(26,359)	476,269	449,910
Ladenburg Growth & Income Fund	—	571,059	—	2,642,661	3,213,720
Ladenburg Growth Fund	74,828	193,758	—	1,625,675	1,894,261
Ladenburg Aggressive Growth Fund	61,860	88,409	—	604,667	754,936

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Ladenburg Income Fund	$—
Ladenburg Income & Growth Fund	26,359
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

At June 30, 2018, none of the Funds had capital loss carry forwards for federal income tax purposes. The Ladenburg Growth & Income Fund and Ladenburg Income & Growth Fund utilized capital loss carryforwards of $15,555 and $2,802, respectively, during the fiscal year ended June 30, 2018.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2018

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, taxable Fund over distributions and prior fiscal year end tax return updates related to tax adjustments for underlying investment companies, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Ladenburg Income Fund	$—	$2,736	$(2,736)
Ladenburg Income & Growth Fund	(3,623)	4,345	(722)
Ladenburg Growth & Income Fund	—	11,513	(11,513)
Ladenburg Growth Fund	—	(33,003)	33,003
Ladenburg Aggressive Growth Fund	—	—	—

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. The amendments have been adapted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statements of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including, Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

As a result of the Transaction described in Note 4, at a meeting on January 29, 2019, the Board approved a new investment advisory agreement between the Trust, on behalf of each Fund, and LTAM (the “New Agreement”), subject to shareholder approval. The 1940 Act requires that investment advisory agreements such as the New Agreement be approved by a vote of a majority of the outstanding shares of each Fund. Therefore, shareholders are being asked to approve the proposed New Agreement with LTAM at a special shareholder meeting to be held on March 29, 2019. Shareholders of record at the close of business on February 1, 2019 are entitled to notice of, and to vote at, the special meeting. LTAM is currently providing advisory services to the Funds pursuant to an interim advisory agreement, and continues to provide the expense limitation described in note 4 to these financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2018

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning July 1, 2018 and held through December 31, 2018.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	07/01/18	12/31/18	Period*	12/31/18	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$975.40	$4.98	$1,020.16	$5.09
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$956.40	$4.93	$1,020.16	$5.09
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$929.00	$4.86	$1,020.16	$5.09
Ladenburg Growth Fund	1.00%	$1,000.00	$912.90	$4.82	$1,020.16	$5.09
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$899.40	$4.79	$1,020.16	$5.09

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$971.30	$8.70	$1,016.38	$8.89
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$951.20	$8.61	$1,016.38	$8.89
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$925.30	$8.49	$1,016.38	$8.89
Ladenburg Growth Fund	1.75%	$1,000.00	$909.30	$8.42	$1,016.38	$8.89
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$896.70	$8.37	$1,016.38	$8.89

Class I
Ladenburg Income Fund	0.75%	$1,000.00	$976.60	$3.74	$1,021.42	$3.82
Ladenburg Income & Growth Fund	0.75%	$1,000.00	$956.90	$3.70	$1,021.42	$3.82
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$930.70	$3.65	$1,021.42	$3.82
Ladenburg Growth Fund	0.75%	$1,000.00	$913.60	$3.62	$1,021.42	$3.82
Ladenburg Aggressive Growth Fund	0.75%	$1,000.00	$900.80	$3.59	$1,021.42	$3.82

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December (184) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2018

Ladenburg Aggressive, Ladenburg Growth, Ladenburg Growth & Income, Ladenburg Income, and Ladenburg Income & Growth – (Adviser – Ladenburg Thalmann Asset Management, Inc.)*

In connection with the regular meeting held on May 21-22, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“Adviser”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund, and Ladenburg Income Fund (referred to as the Ladenburg Aggressive, Ladenburg Growth, Ladenburg Growth & Income, Ladenburg Income, and Ladenburg Income & Growth or the “Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services.

The Trustees noted that LTAM was established in 1982 and offered a full range of financial services including investment consulting, diversified investment solutions and personalized strategies. They noted that LTAM managed approximately $2.3 billion in assets providing personalized strategies and a full range of financial services to a variety of clients including individuals, families, foundations, endowments, retirement plans and profit sharing plans. The Trustees reviewed the background information of the adviser’s key investment personnel, taking into consideration their education and financial industry experience. They discussed the adviser’s investment process and noted that the adviser utilized an investment committee to support its portfolio manager with fundamental research and due diligence. The Trustees expressed their satisfaction with LTAM’s demonstrated focus on risk management, implementing processes and dedicating sufficient resources to allow it to monitor asset class diversification, concentration, and liquidity. The Trustees discussed that the adviser monitors compliance with each Fund’s investment limitations by reviewing current assets and new trades daily. The Board recognized LTAM’s deep experience and emphasis on research. The Board noted favorably the full complement of resources available from LTAM’s parent company and affiliates to further support the Ladenburg Funds. After further discussion, the Trustees agreed that the adviser should continue to provide high quality service to the Funds for the benefit of shareholders.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Performance.

Ladenburg Aggressive. The Trustees discussed the Fund’s investment objective and strategy. They noted that during the one-year period, the Fund returned 21.8% compared to a peer group median of 23.91% and a category median of 23.44%. The Trustees observed that the Fund’s one-year performance ranked in the third quartile of both its peer group and the Morningstar category. However, the Trustees acknowledged that the Fund’s risk metrics ranked in the first quartile with a Sharpe ratio of 4.73, a marked improvement over the Fund’s since-inception period measures. The Trustees considered the adviser’s explanation that performance was impacted by the initially low asset size of the Fund. The Trustees reasoned that the Fund’s objective was to maximize long-term capital growth as part of a broader asset allocation strategy and that despite the Fund’s recent underperformance, shareholders could benefit by achieving aggressive growth at lower levels of volatility. The Trustees concluded that the Fund’s performance was satisfactory and that it was achieving its stated objective.

Ladenburg Growth. The Trustees discussed the Fund’s investment objective and strategy. They noted that since inception, the Fund had underperformed its benchmark, Morningstar category and peer group median. The Trustees also considered the Fund’s risk metrics and noted that the Fund’s standard deviation and Sharpe ratio had improved. The Trustees discussed the Fund’s one-year performance and noted that the Fund had returned 18.77% compared to its peers group median of 20.12% and category median of 20.08%. The Trustees further noted that the Fund underperformed its blended benchmark, which returned 20.80%. The Trustees discussed the impact of the initially low asset size of the Fund on performance. After further consideration, the Trustees concluded that the Fund’s performance was satisfactory.

Ladenburg Growth & Income. The Trustees discussed the Fund’s investment objective and strategy. They reviewed the Fund’s performance over the one-year period, noting that with returns of 15.92%, the Fund had performed in-line with the peer group median (15.92%) and slightly underperformed the category median (15.97%). The Trustees noted that this recent performance was a meaningful improvement compared to since inception. The Trustees discussed the Fund’s benchmark-lagging performance was due to allocations to underperforming asset classes. They further observed that the Fund’s standard deviation and Sharpe ratio were in the second quartile of its category. The Trustees acknowledged that the Fund continued to improve both in performance and risk compared to its category and noted that the adviser’s continued commitment to lower volatility should benefit shareholders. After further discussion, the Trustees concluded that the Fund’s performance was satisfactory.

Ladenburg Income & Growth. The Trustees discussed the Fund’s investment objective and strategy. They noted that the Fund had outperformed all comparison groups with returns of 10.82% in the one-year period, compared to a 11.29% category median and 11.03% peer group median, and 6.43% since inception, compared to a 7.85% category median and 7.47% peer group median. As with the other Ladenburg Funds, the Trustees discussed the adviser’s allocations to underperforming asset classes and the potential for improved performance as assets grow. They considered the Fund’s risk metrics, noting that unlike others of the Ladenburg Funds, the Fund’s risk metrics had degraded in the one-year period. After further discussion, the Trustees concluded that the Fund’s performance was satisfactory.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Ladenburg Income. The Trustees discussed the Fund’s investment objective and strategy. They noted that, with returns of 6.75%, the Fund had performed in-line with the category median of 6.76% while underperforming the peer group median of 7.10%, during the one-year period. They discussed the Fund’s risk metrics, and noted that the Fund’s standard deviation and Sharpe ratio had dramatically improved in the one-year period and now ranked in the second quartile of its category. After further discussion, the Trustees concluded that the Fund’s performance was satisfactory.

Fees and Expenses.

Ladenburg Aggressive. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than its peer group and category medians of 0.43% and 0.14%, respectively, but well within the ranges of both comparison groups. They further noted that the Fund’s net expense ratio of 0.94% was slightly higher than the category median (0.91%) and lower than the peer group median (1.19%). After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than its peer group and category medians but within the range of both comparison groups and well below the category high of 1.30%. They further noted that the Fund’s net expense ratio of 0.98% was in-line with the peer group median, but higher than the category median (0.86%). After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Growth & Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was significantly higher than the median of its peer group (0.22%) but lower than the category median (0.55%). They further noted that the Fund’s net expense ratio of 0.98% was in-line with the peer group median and higher than the category median (0.76%) After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Income & Growth. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% was higher than the medians of both its peer group (0.10%) and category (0.35%), but well below the category high of 1.45%. They further noted that the Fund’s net expense ratio (1.01%) was lower than the peer group median (1.04%) but higher than the category median (0.75%). After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Income. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 0.50% while significantly higher than the peer group median (0.13%) and category median (0.35%), was within the range of the category and well below the category high of 1.00%. They further noted that the Fund’s net expense ratio (1.05%) was higher than the peer group median (0.77%) and category median (0.69%). After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2018

Economies of Scale.

The Trustees considered whether economies of scale had been reached with respect to the advisory services provided to each Fund. They noted that the adviser had indicated its willingness to discuss breakpoints with the Trustees as each Fund grows, and anticipated realizing economies of scale once each Fund reached significantly greater assets. After discussion, it was the consensus of the Trustees that based on current size of the Funds, the matter of economies of scale would be revisited at the next renewal of the agreement and as each of the Fund’s size increases.

Profitability.

The Trustees reviewed the profitability analysis provided by the adviser for each of the Funds. They noted that the adviser reported that it realized a loss with respect to each of the Funds. After discussion, they concluded that excessive profitability was not a concern at this time.

Conclusion.

Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Ladenburg Aggressive, Ladenburg Growth, Ladenburg Growth & Income, Ladenburg Income & Growth, and Ladenburg Income.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/7/19

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/7/19